Note 43 - Insurance and reinsurance contracts income and expenses (Tables)	12 Months Ended
Dec. 31, 2019
Insurance and Reinsurance Contracts Income and Expenses
Other Operating Income and Expenses on Insurance and reinsurance contracts
Other operating income and expense on insurance and reinsurance contracts (Millions of Euros)
	2019	2018	2017
Income on insurance and reinsurance contracts	2,890	2,949	3,342
Expense on insurance and reinsurance contracts	(1,751)	(1,894)	(2,272)
Total	1,138	1,055	1,069

Income By Type Of Insurance Product
Income by type of insurance product (Millions of Euros)
	2019	2018	2017
Life insurance	631	682	604
Individual	477	486	346
Savings	116	56	38
Risk	361	430	308
Group insurance	154	196	258
Savings	26	39	(4)
Risk	127	157	263
Non-Life insurance	508	373	464
Home insurance	90	110	118
Other non-life insurance products	418	263	346
Total	1,138	1,055	1,069